General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expenses
Administrative services fees	$ 8,248	$ 8,998	$ 8,996
Commercial management fees	3,486	4,463	4,890
Share-based compensation			1,357
Other expenses	2,059	2,961	7,552
Total	13,793	16,422	22,795
Transaction costs included in other general and administrative expenses	$ 1,500	$ 1,799	$ 4,144